Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Shares, New Issues	45,400,000
Anti-dilutive Shares	100,000	200,000	200,000
Net income for basic and diluted earnings per share	$ 104.4	$ 89.5	$ 155.2
Weighted average shares outstanding, basic	45,541,705	45,729,624	45,729,624
Dilutive effect of stock-based awards	502,438	519,883	519,883
Weighted average shares outstanding, diluted	46,044,143	46,249,507	46,249,507
Basic earnings per share	$ 2.29	$ 1.96	$ 3.39
Diluted earnings per share	$ 2.27	$ 1.94	$ 3.36